Supplementary Information to the Statements of Comprehensive Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of supplementary information to the statements of profit and lost and other comprehensive loss [Abstract]
Schedule of additional information on revenues
	Year ended December 31
	2022	2021	2020

USA ( see also Note 17a, 17b)	21,872	18,102	18,030
EU and other international markets	4,624	5,661	3,733

	26,496	23,763	21,763

Schedule of cost of revenues products
	Year ended December 31
	2022	2021	2020

Salary and benefits (including share-based compensation)	1,828	2,047	1,532
Subcontractors	58	190	118
Depreciation and amortization	426	559	387
Cost of materials	636	1,039	300
Other manufacturing expenses	779	906	659
Decrease (increase) in inventory of finished products	(543)	242	155

	3,184	4,983	3,151

Schedule of cost of revenues services
	Year ended December 31
	2022	2021	2020

Salary and benefits	1,691	2,003	2,320
Subcontractors	8,138	7,904	8,747

	9,829	9,907	11,067

Schedule of cost of revenues license
	Year ended December 31
	2022	2021	2020

Salary and benefits	38	102	-
Royalties payments	280	-	-

	318	102	-

Total Cost of Revenues	13,331	14,992	14,218

Schedule of research expenses
	Year ended December 31
	2022	2021	2020

Salary and benefits (including share-based compensation)(1)	4,494	2,864	2,701
Subcontractors	4,054	6,323	3,208
Depreciation and amortization	571	396	512
Cost of materials	572	347	922
Other research and development expenses	490	326	355

Total Research and development, net of participations	10,181	10,256	7,698

Schedule of selling expenses
	Year ended December 31
	2022	2021	2020

Salary and benefits (including share based compensation)	1,637	1,643	1,700
Marketing and medical support	1,152	627	740
Depreciation and amortization	49	44	82
Shipping and delivery	385	490	282
Registration and marketing license fees	502	584	424

	3,725	3,388	3,228

Schedule of general expenses
	Year ended December 31
	2022	2021	2020

Salary and benefits (including share‑based compensation)	3,344	2,905	2,784
Professional fees	2,589	2,480	2,267
Depreciation and amortization	225	239	108
Other	762	724	300

	6,920	6,348	5,459

Schedule of financial expense
	Year ended December 31
	2022	2021	2020
Financial income:

Interest income	270	11	297
Revaluation of liabilities in respect of TEVA	-	-	433
Revaluation of liabilities in respect of IIA grants	132	-	-
Exchange differences, net	59	-	113

	461	11	843
Financial expense:

Interest in respect of IIA grants	-	903	832
Revaluation of liabilities in respect of IFRS16	102	120	144
Finance expenses in respect of deferred revenues	54	143	247
Revaluation of liabilities in respect of TEVA	533	590	-
Exchange differences, net	-	511	-
Revaluation of Warrants	8,977	-	-
Issuance expenses of warrants through profit and loss	1,911	-	-
Other	60	47	56

	11,637	2,314	1,279

Financial expenses, net	(11,176)	(2,303)	(436)